Fair Value of Financial Instruments - Estimated Fair Values and Carrying Amounts of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial Assets
Cash and cash equivalents	$ 510,267	$ 548,095	$ 391,396	$ 970,977
Loans and loans held for sale, net of unearned income	14,493,675	11,581,116	9,620,461
FDIC loss share receivable	39,878	69,627	162,312
Derivative instruments	30,486	32,903
Financial Liabilities
Deposits	16,178,748	12,520,525	10,737,000
Short-term borrowings	326,617	845,742	$ 680,344
Long-term debt	340,447	403,254
Derivative instruments	24,939	31,354
Level 1
Financial Assets
Cash and cash equivalents	510,267	548,095
Investment securities	0	0
Loans and loans held for sale, net of unearned income	0	0
FDIC loss share receivable	0	0
Derivative instruments	0	0
Financial Liabilities
Deposits	0	0
Short-term borrowings	326,617	845,742
Long-term debt	0	0
Derivative instruments	0	0
Level 2
Financial Assets
Cash and cash equivalents	0	0
Investment securities	2,901,247	2,278,334
Loans and loans held for sale, net of unearned income	166,247	139,950
FDIC loss share receivable	0	0
Derivative instruments	30,486	32,903
Financial Liabilities
Deposits	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Derivative instruments	24,939	31,354
Level 3
Financial Assets
Cash and cash equivalents	0	0
Investment securities	0	0
Loans and loans held for sale, net of unearned income	14,508,502	11,335,365
FDIC loss share receivable	9,163	19,606
Derivative instruments	0	0
Financial Liabilities
Deposits	15,696,245	12,298,017
Short-term borrowings	0	0
Long-term debt	309,847	376,139
Derivative instruments	0	0
Carrying Amount
Financial Assets
Cash and cash equivalents	510,267	548,095
Investment securities	2,899,214	2,275,813
Loans and loans held for sale, net of unearned income	14,355,297	11,450,985
FDIC loss share receivable	39,878	69,627
Derivative instruments	30,486	32,903
Financial Liabilities
Deposits	16,178,748	12,520,525
Short-term borrowings	326,617	845,742
Long-term debt	340,447	403,254
Derivative instruments	24,939	31,354
Fair Value
Financial Assets
Cash and cash equivalents	510,267	548,095
Investment securities	2,901,247	2,278,334
Loans and loans held for sale, net of unearned income	14,674,749	11,475,315
FDIC loss share receivable	9,163	19,606
Derivative instruments	30,486	32,903
Financial Liabilities
Deposits	15,696,245	12,298,017
Short-term borrowings	326,617	845,742
Long-term debt	309,847	376,139
Derivative instruments	$ 24,939	$ 31,354